SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended			60 Months Ended	1 Months Ended			3 Months Ended						12 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012 Hadasit [Member]	Jun. 30, 2011 Hadasit [Member]	Apr. 30, 2010 Hadasit [Member]	Dec. 31, 2012 Hadasit [Member]	Apr. 30, 2012 Mr Israeli [Member]	Jun. 30, 2011 Mr Israeli [Member]	Apr. 30, 2010 Mr Israeli [Member]	Dec. 31, 2012 Mr Israeli [Member]	Aug. 30, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Dec. 31, 2010 Director [Member]	Dec. 31, 2009 Director [Member]	Aug. 31, 2012 Chief Executive Officer [Member]	Aug. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2011 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer One [Member]	Mar. 31, 2013 Subsequent Event [Member] Directors and Advisory Board [Member]	Mar. 31, 2013 Subsequent Event [Member] Hadasit [Member]	Mar. 31, 2013 Subsequent Event [Member] Mr Israeli [Member]	Mar. 31, 2013 Subsequent Event [Member] Director [Member]	Dec. 31, 2012 Subsequent Event [Member] Consultant [Member]	Dec. 31, 2012 Subsequent Event [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Subsequent Event [Member] Chief Executive Officer One [Member]	Dec. 31, 2012 Subsequent Event [Member] Investor [Member]	Dec. 31, 2012 Subsequent Event [Member] Private Investor [Member]
Subsequent Event, Date		Apr. 18, 2013																					Apr. 19, 2013	Apr. 13, 2013	Apr. 13, 2013	Apr. 19, 2013	Jan. 16, 2013	Jan. 24, 2013		Feb. 04, 2013	Feb. 07, 2013
Stock Issued During Period, Shares, Restricted Stock Award, Gross																							760,000
Stock Based Compensation Recorded In General and Administrative Expenses													$ 126	$ 105	$ 287	$ 78		$ 16	$ 26	$ 177			$ 175
Stockholders' Equity, Reverse Stock Split		between 1-for-10 and 1-for-20
Number of warrants issued		4,000,000	981,666													400,000	800,000							33,334	166,666	460,000
Common Stock Exercise Price (in dollars per share)																								$ 0.00005	$ 0.00005	$ 0.15
Stock Issued During Period, Shares, Issued For Services			794,423	1,265,870																							216,000
Stock Based Compensation Recorded In Research Development Expenses									24																		54
Common Stock Purchased From Option Granted						33,334	33,334	33,334		166,666	166,666	166,666		460,000	634,999			70,000	70,000	450,000	4,000,000	2,000,000						4,000,000	2,000,000
Investment Options, Exercise Price						$ 0.00005	$ 0.00005	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005		$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.26	$ 0.2	$ 0.20	$ 0.29	$ 0.29						$ 0.29	$ 0.29
Stock Options Vested Percentage																					33.00%	33.33%						33.00%	33.33%
Stock Issued During Period, Shares, New Issues																400,000														126,111	833,334
Debt Conversion, Converted Instrument, Amount					201																									200
Common Stock Purchase Price																															$ 0.30
Warrants Issued To Purchase Of Common Stock						33,334	33,334	33,334																							833,334
Investment Warrants, Exercise Price	$ 0.348		$ 0.5			$ 0.00005	$ 0.00005	$ 0.00005																							$ 0.50
Proceeds from Issuance of Warrants																															$ 250
Share Based Compensation Arrangement By Share Based Payment Award Remaining Options Vesting Period																					36 months	36 months							36 months
Share Based Compensation Arrangement By Share Based Payment Award Remaining Options Exercisable Period																												36 months
Share Based Compensation Arrangement By Share Based Payment Award Exercisable Period																															32 months